Inventory, net (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of inventory net [Line Items]
Finished goods		$ 7,715	$ 6,151	$ 0
Products in process	[1]	73,796	56,190
Spare parts and supplies		81,383	84,787
Inventory gross		162,894	147,128
Provision for impairment of value of inventory	[2]	(23,163)	(11,603)
Finished goods [Abstract]
Current inventories		135,919	132,287
Inventories, net		3,812	3,238
Inventories		139,731	135,525
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of inventory net [Line Items]
Inventory gross		62,042	77,722
Allowance for obsolescence of materials and supplies		(7,515)	(7,076)
Finished goods [Abstract]
Inventories		54,527	70,646
Minera Yanacocha SRL and subsidiary [Member] | Precious metals [Member]
Disclosure of inventory net [Line Items]
Inventory gross		6,878	15,446
Minera Yanacocha SRL and subsidiary [Member] | Leach in circuit [Member]
Disclosure of inventory net [Line Items]
Inventory gross		1,835	8,057
Minera Yanacocha SRL and subsidiary [Member] | Mill in circuit [Member]
Disclosure of inventory net [Line Items]
Inventory gross		4,002	2,048
Minera Yanacocha SRL and subsidiary [Member] | Materials and supplies [Member]
Disclosure of inventory net [Line Items]
Inventory gross		49,327	52,171
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of inventory net [Line Items]
Products in process	[3]	149,975	148,928
Finished goods [Abstract]
Copper cathode		8,035	4,032
Copper concentrate		17,949	18,068
Molybdenum concentrate		3,205	1,896
Less: Provision for obsolescence of materials and supplies		(11)	(1,237)
Current inventories		487,531	445,626
Inventories, net	[3]	255,918	248,452
Inventories		743,449	694,078
Materials and supplies		$ 308,378	$ 273,939

[1]	Products in process include mineral deposits located in the Tajo Norte mining unit (El Brocal). The detail of this mineral as of December 31, 2018 and 2017 is presented below:
[2]	The provision for impairment of value of inventory had the following movement during the years 2018, 2017 and 2016:
[3]	Work-in-process inventories represent mill and leach stockpiles, which contain higher grade ores (mill stockpiles) and medium and lower grade ores (leach stockpiles) that have been extracted from the open pit and are available for copper recovery. Based on the future mine plan production, the Company identifies the portion of inventory that is classified as current or long term. For mill stockpiles, recovery is through milling and concentrating. For leach stockpiles, recovery is through exposure to acidic solutions that dissolve copper and deliver it in a solution to extraction processing facilities.